Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Real Estate Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Real Estate Index Fund (Institutional Class/MXSFX)
Accumulated Value	$ 10,000		$ 10,628	$ 10,992.5404	$ 10,489.08205	$ 12,881.64167	$ 11,435.03	$ 16,549.92	$ 12,227.98	$ 13,896.18	$ 14,999.25	$ 15,527.84
Empower Real Estate Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Real Estate Index Fund (Investor Class/MXREX)
Accumulated Value	10,000		10,582	10,910.042	10,379.81396	12,704.89229	11,232.40	16,209.47	11,929.75	13,517.01	14,536.53	14,995.30
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,273.51258	13,655.67296	12,939.87083	16,953.69679	20,494.95	25,754.18	20,807.59	26,208.58	32,448.26	38,011.66
Dow Jones U.S. Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Accumulated Value	$ 10,000		$ 10,667.663	$ 11,069.13516	$ 10,602.13056	$ 13,051.59698	$ 11,590.10	$ 16,911.47	$ 12,521.03	$ 14,268.94	$ 15,425.12	$ 15,991.78